2. REGULATORY FRAMEWORK (Tables)	12 Months Ended
Dec. 31, 2018
Regulatory Framework Tables Abstract
Generating units in operation
In operation:

Generator	Generating unit	Tecnology	Power	Applicable regime (2)

CTG	GUEMTG01	TG	101 MW	Energy Plus Res. No. 1,281/06 (1)
CTG	GUEMTV11	TV	≤100 MW	SE Resolutions No. 19/2017
CTG	GUEMTV12	TV	≤100 MW	SE Resolutions No. 19/2017
CTG	GUEMTV13	TV	>100 MW	SE Resolutions No. 19/2017
Piquirenda	PIQIDI 01-10	MG	30 MW	SE Resolution No. 220/2007 (1)
CPB	BBLATV29	TV	>100 MW	SE Resolutions No. 19/2017
CPB	BBLATV30	TV	>100 MW	SE Resolutions No. 19/2017
CT Ing. White	BBLMD01-06	MG	100 MW	SEE Resolution No. 21/2016 (1)
CTLL	LDLATG01	TG	>50 MW	SE Resolutions No. 19/2017
CTLL	LDLATG02	TG	>50 MW	SE Resolutions No. 19/2017
CTLL	LDLATG03	TG	>50 MW	SE Resolutions No. 19/2017
CTLL	LDLATG04	TG	105 MW	SEE Res. 220/2007 (75%), SEE Res. 19/2017 (25%)
CTLL	LDLATG05	TG	105 MW	SEE Resolution No. 21/2016 (1)
CTLL	LDLATV01	TV	180 MW	SE Resolution No. 220/2007 (1)
CTGEBA	GEBATG01/TG02/TV01	CC	>150 MW	SE Resolutions No. 19/2017
CTGEBA	GEBATG03	TG	164 MW	Energy Plus Res. No. 1,281/06
HIDISA	AGUA DEL TORO	HI	HI – Media 120<P≤300	SE Resolutions No. 19/2017
HIDISA	EL TIGRE	HI	Renewable ≤ 50	SE Resolutions No. 19/2017
HIDISA	LOS REYUNOS	HI	HI – Media 120<P≤300	SE Resolutions No. 19/2017
HINISA	NIHUIL I	HI	HI – Small 50<P≤120	SE Resolutions No. 19/2017
HINISA	NIHUIL II	HI	HI – Small 50<P≤120	SE Resolutions No. 19/2017
HINISA	NIHUIL III	HI	HI – Small 50<P≤120	SE Resolutions No. 19/2017
HPPL	PPL1HI	HI	HI – Media 120<P≤300	SE Resolutions No. 19/2017
HPPL	PPL2HI	HI	HI – Media 120<P≤300	SE Resolutions No. 19/2017
HPPL	PPL3HI	HI	HI – Media 120<P≤300	SE Resolutions No. 19/2017
Ecoenergía	CERITV01	TV	15 MW	Energy Plus Res. No. 1,281/06 (1)
CT Parque Pilar	PILBD01-06	MG	100 MW	SEE Resolution No. 21/2016 (1)
P.E. M. Cebreiro	CORTEO01	Wind	100 MW	Renovar (1)

(1) Uncommitted power and energy is remunerated according to Resolution No. 19/2017.
(2) Resolution No. 19/2017 became effective as from February 2017. During January 2017, power and energy was remunerated according to Resolution No. 22/16.

Generating units in construction
In construction:
Generator	Generating unit	Tecnology	Applicable regime

CTLL	MG	15 MW	SE Resolutions No. 19/2017
CTGEBA	CC	383 MW	Resolución No. 287/2017
PEPE II	Wind	53 MW	MAT Renovable Res. 281/2017
PEPE III	Wind	53 MW	MAT Renovable Res. 281/2017